Financial Risk Management and Fair Values of Financial Instruments - Summary of Foreign Exchange Risk (Detail)
€ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2017 CNY (¥) ExchangeRate	Dec. 31, 2017 USD ($) ExchangeRate	Dec. 31, 2017 EUR (€) ExchangeRate	Dec. 31, 2017 HKD ($) ExchangeRate	Dec. 31, 2017 GBP (£) ExchangeRate	Dec. 31, 2017 JPY (¥) ExchangeRate	Dec. 29, 2017 ExchangeRate	Dec. 31, 2016 CNY (¥) ExchangeRate	Dec. 31, 2016 USD ($) ExchangeRate	Dec. 31, 2016 EUR (€) ExchangeRate	Dec. 31, 2016 HKD ($) ExchangeRate	Dec. 31, 2016 GBP (£) ExchangeRate	Dec. 31, 2016 SGD ($) ExchangeRate	Dec. 31, 2016 JPY (¥) ExchangeRate	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	¥ 32,836	$ 5,047						¥ 23,633	$ 3,632						¥ 21,755	¥ 25,308
Accounts receivable	13,964	2,146						13,622
Financial assets at fair value through other comprehensive income	4,286	659						4,326
Accounts payable	82,444							105,674
US dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate							6.5063
Foreign exchange risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	1,512	150	€ 12	$ 508	£ 1	¥ 17		2,368	271	€ 13	$ 410	£ 1	$ 1	¥ 218
Accounts receivable	1,512	229	2					1,361	195	1
Financial assets at fair value through other comprehensive income | €			522							566
Borrowings	785	43	9	$ 520				410	46	12
Total	7,094							7,867
Accounts payable	395	$ 58	€ 2					436	$ 60	€ 3
Total financial liabilities	¥ 1,180							¥ 846
Foreign exchange risk [member] | HK dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	0.84	0.84	0.84	0.84	0.84	0.84		0.89	0.89	0.89	0.89	0.89	0.89	0.89
Cash and cash equivalents	¥ 425							¥ 367
Borrowings	¥ 435
Foreign exchange risk [member] | US dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	6.53	6.53	6.53	6.53	6.53	6.53		6.94	6.94	6.94	6.94	6.94	6.94	6.94
Cash and cash equivalents	¥ 980							¥ 1,879
Accounts receivable	1,496							1,355
Borrowings	278							321
Accounts payable	¥ 379							¥ 416
Foreign exchange risk [member] | Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	7.80	7.80	7.80	7.80	7.80	7.80		7.31	7.31	7.31	7.31	7.31	7.31	7.31
Cash and cash equivalents	¥ 95							¥ 96
Accounts receivable	16							6
Borrowings	72							89
Financial assets at fair value through other comprehensive income	4,070							4,138
Accounts payable	¥ 16							¥ 20
Foreign exchange risk [member] | Japanese Yen [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	0.06	0.06	0.06	0.06	0.06	0.06		0.06	0.06	0.06	0.06	0.06	0.06	0.06
Cash and cash equivalents	¥ 1							¥ 13
Foreign exchange risk [member] | SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	4.88	4.88	4.88	4.88	4.88	4.88		4.80	4.80	4.80	4.80	4.80	4.80	4.80
Cash and cash equivalents	¥ 1							¥ 7
Foreign exchange risk [member] | GBP [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate | ExchangeRate	8.78	8.78	8.78	8.78	8.78	8.78		8.51	8.51	8.51	8.51	8.51	8.51	8.51
Cash and cash equivalents	¥ 10							¥ 6